Supplementary Financial Statement Information - Inventory (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2010
Inventory Disclosure [Abstract]
Finished and semi-finished	$ 722.2	$ 728.5		$ 802.6
Raw materials	260.9	315.7		280.1
Total cost	983.1	1,044.2		1,082.7
Adjustment to state inventories at LIFO value	(396.5)	(435.0)	(524.0)	(395.0)	(514.2)
Inventory, net	586.6	609.2		687.7
Effect of LIFO inventory liquidation on income	$ 11.9	$ 0.9	$ 109.9